Other Current and Non-current Assets - HMM (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	May 31, 2021	Jul. 31, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 18, 2016
Other Current and Non-current Assets
Current portion of unearned revenue			$ 63,823	$ 111,149
Non-current portion of unearned revenue			60,134	111,564
HMM
Other Current and Non-current Assets
Shares received from charter restructuring		4.6
Accrued interest received	$ 3,000				$ 1,100
Interest income from fair value unwinding					5,000
Unearned revenue						$ 75,600
Current portion of unearned revenue			2,500	8,200
Non-current portion of unearned revenue				2,500
Loan Notes 1 HMM | HMM
Other Current and Non-current Assets
Principal amount of unsecured notes received		$ 32,800
Proceeds received from mandatory repayment of notes	$ 19,900
Loan Notes 2 HMM | HMM
Other Current and Non-current Assets
Principal amount of unsecured notes received		$ 6,200
Proceeds received from mandatory repayment of notes					6,100
Operating revenue | HMM
Other Current and Non-current Assets
Recognized unearned revenue			$ 8,200	$ 8,200	$ 8,200